Average Annual Total Returns - FidelityOhioMunicipalIncomeFund-PRO - FidelityOhioMunicipalIncomeFund-PRO - Fidelity Ohio Municipal Income Fund	Mar. 01, 2024
Fidelity Ohio Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	5.43%
Past 5 years	1.78%
Past 10 years	2.96%
Fidelity Ohio Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	5.43%
Past 5 years	1.74%
Past 10 years	2.88%
Fidelity Ohio Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.26%
Past 5 years	1.92%
Past 10 years	2.91%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
IXYI1
Average Annual Return:
Past 1 year	5.84%
Past 5 years	2.03%
Past 10 years	3.24%